INCOME TAX - Temporary differences in subsidiaries, branches, associates (Details) - COP ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Local Subsidiaries
INCOME TAX
Temporary differences	$ (1,076,678)	$ (1,378,775)
Foreign Subsidiaries
INCOME TAX
Temporary differences	$ (19,554,400)	$ (17,696,145)